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                                                 HARTFORD LIFE


                                           Lynn Higgins
                                           Senior Legal Assistant


July 5, 2001


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Seven - Hartford Leaders Elite
      File No. 333-69475

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 14 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on June 20, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins